Note 5 - Stock Award Payable (Details) (USD $)	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Note 5 - Stock Award Payable (Details) [Line Items]
Stock Award		$ 110,000
Number of Shares Granted and Owed to Former Executive Vice President (in Shares)		100,000
Other Income [Member]
Note 5 - Stock Award Payable (Details) [Line Items]
Stock Award Payable Reversed	$ 72,000